Commitments and Contingencies - Schedule of Warranty Provision (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Dec. 29, 2024	Dec. 31, 2023
Schedule of Warranty Provision [Abstract]
Warranty provision, beginning of period	$ 5,968	$ 4,849	$ 4,849
Accruals for new warranties issued	526	265
Settlements	(38)	(250)
Warranty provision, end of period	6,456	4,864	5,968	$ 4,849
Warranty provision, current	3,019	1,448	2,531
Warranty provision, noncurrent	$ 3,437	$ 3,416	$ 3,437	$ 3,416